Risk Report - Liquidity Risk - Parenthetical Information - Exposure (Detail: Text Values)	Dec. 31, 2020	Dec. 31, 2019
Trading range 5 year senior preferred CDS [Abstract]
Top of range in bps	141
At year end in bps	57
Outperform against peers y-o-y in bps	13
Trading range 2.625 % EUR benchmark bond maturing February 2026 [Abstract]
At year end over EURO Mid Swaps in bps	107	150
Outperform against peers y-o-y in bps	40
Funding sources [Abstract]
Funding Sources, AT1 issuance	1
Funding Sources, Tier 2 issuance	1.7
Senior non-preferred plain-vanilla issuance	1
Senior preferred plain-vanilla issuance	11.6
Covered bond Issuance	0.5
Other senior preferred structured issuance	2.7
Total	18.5
Of which emitted in Euro	8.8
Of which emitted in USD	8.3
Of which emitted in GBP	0.7
Of which emitted in other currencies	0.7
Investor base for issuances [Abstract]
Asset managers and pension funds	58.00%
Retail customers	10.00%
Banks	12.00%
Governments and agencies [Abstract]
Insurance companies	4.00%
Other institutional investors	13.00%
Geographical distribution of Funding sources [Abstract]
Germany	15.00%
Rest of Europe	45.00%
US	23.00%
Asia/Pacific	9.00%
Others	8.00%
Average spread of DB issuance over 3 months Euribor/ Libor in bps	210
Issuing volume of Funding sources [Abstract]
First quarter	5.6
Second quarter	3.3
Third quarter	4.9
Fourth quarter	4.7